Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Dec. 28, 2021	Feb. 11, 2019	Feb. 27, 2017	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000233044
Account Value [Line Items]
Line Graph and Table Measure Name				Copeland International Small Cap Fund - Class A
Account Value	$ 9,425			$ 8,011		$ 7,619	$ 7,370
C000233045
Account Value [Line Items]
Line Graph and Table Measure Name				Copeland International Small Cap Fund - Class I
Account Value	$ 10,000			$ 8,510		8,084	7,820
C000095114
Account Value [Line Items]
Line Graph and Table Measure Name					Copeland Dividend Growth Fund - Class A
Account Value				18,789	$ 9,427	15,015	14,307	$ 14,889	$ 12,236	$ 11,968	$ 11,820	$ 10,707	$ 8,803	$ 8,760
C000109647
Account Value [Line Items]
Line Graph and Table Measure Name					Copeland Dividend Growth Fund - Class C
Account Value				18,492	$ 10,000	14,882	14,289	14,982	12,408	12,224	12,168	11,100	9,198	9,226
C000124573
Account Value [Line Items]
Line Graph and Table Measure Name					Copeland Dividend Growth Fund - Class I
Account Value				$ 20,248	$ 10,000	16,158	15,369	15,980	13,105	12,797	12,617	11,412	9,375	9,313
C000209896
Account Value [Line Items]
Line Graph and Table Measure Name				Copeland SMID Cap Dividend Growth Fund - Class A
Account Value		$ 9,423		$ 16,380		13,350	13,030	13,644	11,318	10,806
C000178802
Account Value [Line Items]
Line Graph and Table Measure Name				Copeland SMID Cap Dividend Growth Fund - Class I
Account Value			$ 10,000	$ 20,537		16,703	16,256	16,988	14,053	13,387	11,629	11,100
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Net TR
Account Value	$ 10,000			9,866		8,784	8,064
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				35,002	$ 10,000	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				35,002	$ 10,000	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				35,002	$ 10,000	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000		23,700		17,623	15,649	17,545	13,887	11,667
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	27,983		20,808	18,478	20,716	16,397	13,776	11,928	11,304
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000			10,485		9,276	8,490
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Account Value	$ 10,000			10,902		9,608	8,634
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Account Value	$ 10,000			10,902		9,608	8,634
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				33,631	$ 10,000	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				33,631	$ 10,000	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				33,631	$ 10,000	25,007	22,207	24,897	19,706	16,557	14,336	13,585	$ 11,111	$ 10,258
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		18,591		13,863	13,898	15,504	12,591	11,058
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	$ 21,064		$ 15,707	$ 15,746	$ 17,566	$ 14,265	$ 12,529	$ 11,245	$ 11,089